Derivatives and Hedging - Schedule of Notional and Fair Value Amount and Fair Value of Outstanding Derivatives (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Notional and Fair Value Amount and Fair Value of Outstanding Derivatives [Abstract]
Notional amount of foreign currency contracts	$ 8,021	$ 20,061
Fair value of derivatives assets	$ 821	$ 601